Summary of Significant Accounting Policies (Fiscal Year) - Additional Information (Detail)	3 Months Ended		12 Months Ended
	May 04, 2013	Apr. 28, 2012	Feb. 02, 2013	Jan. 28, 2012	Jan. 29, 2011	Feb. 01, 2014 Subsequent Event [Member]
Significant Accounting Policies [Line Items]
Fiscal year period	P13W	P13W	P53W	P52W	P52W	P52W